SPONSOR AND MANAGER OF
EV MARATHON WORLDWIDE HEALTH
SCIENCES FUND, INC. &
ADMINISTRATOR OF WORLDWIDE HEALTH
SCIENCES PORTFOLIO
Eaton Vance Management
24 Federal Street
Boston, MA 02110

ADVISER OF
WORLDWIDE HEALTH SCIENCES PORTFOLIO
Mehta and Isaly Asset Management, Inc.
41 Madison Avenue
New York, NY 10010-2202

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

TRANSFER AGENT
First Data Investors Services Group
Attn: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123
(800) 262-1122

This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

EV MARATHON
 WORLDWIDE HEALTH SCIENCES FUND, INC.
24 FEDERAL STREET
BOSTON, MA 02110                                                    M-HSSRC-4/97


EV MARATHON                                                               [Logo]

WORLDWIDE HEALTH

SCIENCES FUND, INC.


[Graphic Omitted]


SEMI-ANNUAL

SHAREHOLDER REPORT

FEBRUARY 28, 1997

TO SHAREHOLDERS

EV Marathon Worldwide Health Sciences Fund had a total return of 11.4% during the period from the commencement of operations on September 23, 1996 through February 28, 1997. That performance was the result of a rise in net asset value per share from $10.00 on September 23, 1996 to $11.14 on February 28, 1997. It does not include the effect of the Fund's contingent deferred sales charge incurred by certain redeeming shareholders. By comparison, the S&P 500 -- an unmanaged index of U.S. common stocks -- and the Morgan Stanley Capital International Europe, Australasia, and Far East Index -- an unmanaged index of common stocks traded in key global markets - had returns of 16.0% and -0.2%, respectively, during the same period.* In evaluating performance, shareholders should keep in mind the Fund's global focus. As of February 28, more than half of the Fund's assets were invested in companies domiciled outside the U.S.

THE PAST YEAR BROUGHT NEW PROGRESS IN DRUG RESEARCH, NEW HOPE FOR PATIENTS, AND NEW OPPORTUNITIES FOR BIOTECH INVESTORS ...

The drug and biotech industries enjoyed another strong year in 1996, with impressive sales momentum and major advances in research. Sales in several existing drug categories continued to surge. For example, sales of antidepressants like Prozac and Zoloft have jumped 66% in the past two years alone.


*The performance data for the MSCI EAFE Index is for the period 9/30/96-2/28/97.
 It is not possible to invest directly in the Index.


Meanwhile, on the research front, a new generation of cancer-fighting drugs -- known as metalloproteinase inhibitors -- has shown promise in halting the spread of the disease. And in the area of genetic research, the Swiss powerhouse Novartis continued to make progress in the field of gene therapy. This promising area treats disease by modifying genetic material within cells. The Federal Trade Commission has estimated that the market for gene therapy -- a technology still in its infancy -- could reach $45 billion by the year 2010.

THE NEW HEALTH CARE FRONTIER EXTENDS ACROSS THE GLOBE ...

Biotechnology and pharmaceuticals are increasing-ly global industries, with medical engineering breakthroughs as likely to come from Europe or Japan as from the U.S. Therefore, investment in biotech requires especially rigorous research. One of the major strengths of Worldwide Health Sciences Portfolio is the depth of research and experience provided by Mehta and Isaly Asset Management, the Portfolio's investment adviser. In the pages that follow, portfolio manager Samuel D. Isaly reviews the recent six month period and shares his outlook and insights on the Portfolio and the biotech industry.

[Photo of James B. Hawkes,]

         Sincerely,

     /s/ James B. Hawkes,

         James B. Hawkes,
         President
         April 10, 1997

MANAGEMENT DISCUSSION: SAMUEL D. ISALY

An interview with Samuel D. Isaly, a Partner of Mehta and Isaly Asset Management, Inc., and Portfolio Manager of Worldwide Health Sciences Portfolio.

Q: SAM, HOW WOULD YOU DESCRIBE THE MARKET ENVIRONMENT FOR PHARMACEUTICAL AND BIOTECH STOCKS DURING THE PAST SIX MONTHS?

A: From a stock market standpoint, the climate was somewhat challenging. U.S. large capitalization stocks were far and away the best performers, while specialty biotech companies and European and Far East issues lagged. The outperformance of large cap U.S. issues reflected, in part, the buoyant market conditions that existed throughout the year in the U.S., as well as investors' bias for large cap stocks. Given that the Portfolio is just 44% invested in North America and 60% invested in smaller, specialty companies, it was clearly an uphill climb. But the Fund's six-month performance more than met our expectations.

    Fundamentally, the industry dynamics remained fairly upbeat. Spurred by new introductions and improving market penetration, worldwide pharmaceutical sales rose 8% in 1996. Meanwhile, in the biotech sector, it now appears that the number of profitable companies will expand to thirteen in 1997 from just six in 1996. That's another encouraging sign.


================================================================================
    Fund shares are not guaranteed by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
================================================================================


Q:  DID YOU MAKE SIGNIFICANT CHANGES TO THE PORTFOLIO?

A: We've stayed with a consistent investment strategy. That is, we've maintained a long-term outlook, continued to draw from a worldwide investment universe, and continued our efforts to mitigate risk by investing in a wide range of products and market segments.

                                                      [Photo of Samuel D. Isaly]
                                                            SAMUEL D. ISALY

    However, within those broad parameters, we did make a few changes. Among our North America large caps, we eliminated Biogen, which we felt had reached levels where it was fully valued. Our Genetics Institute position was eliminated in a takeover. We replaced those two issues with Pharmacia & Upjohn and Genzyme. Among U.S. specialty companies, we added to, or established new positions in, Agouron Pharmaceuticals, Cambridge Neuroscience, Immunex, Neurocrine BioScience, Premier Research and Tularik. These companies continue to show promise. Meanwhile, we sold our position in Cytel, which has failed to make the scientific progress we had hoped to see.


--------------------------------------------------------------------------------
           BIOTECH RESEARCH: SMALL COMPANIES AND NEW TECHNOLOGIES ARE
                   IMPROVING INVESTORS' PROSPECTS FOR GROWTH.

[Graphic Omitted]

               IN AN AREA ONCE DOMINATED BY MAJOR DRUG COMPANIES,
                        BIOTECH COMPANIES TODAY GENERATE
                     THE LION'S SHARE OF NEW DRUG RESEARCH.

                            COMPANIES    RESEARCH PROGRAMS     % OF TOTAL
                            ---------    -----------------     ----------
Major drug companies:          20             1,100               32.2%
Biotech companies:            390             2,320               67.8%

Source: Mehta and Isaly Asset Management, Inc.; Data as of 8/96.
--------------------------------------------------------------------------------


Q:  WHAT ABOUT YOUR OVERSEAS INVESTMENTS?

A: There were no major changes among the European pharmaceutical companies. Swiss drug giants Sandoz and Ciba-Geigy merged to form a company renamed Novartis. Elsewhere, the Portfolio participated in a public offering for Cambridge Antibody Technologies. The offering was very well received by investors and the stock was an excellent performer for the Fund. Meanwhile, in the Far East, the Portfolio added Fujisawa Pharmaceutical and Amrad.

Q:  CAN WE LOOK AT SOME OF THE PORTFOLIO'S LARGEST HOLDINGS?

A: Yes. The Portfolio's largest holding at February 28 was Swiss Serum Institute. Headquartered in Berne, Swiss Serum produces specialty vaccines and sera. Although it has a relatively small market capitalization of $200 million, the company maintains a powerful research and technology base that should enable it to become a more significant competitor in the vaccine segment of the market.

    The company's most promising project is a vaccine to treat hepatitus A. The vaccine is part of the company's leading product line, commonly referred to as traveller vaccines. In a global economy where trans-continental and cross-border travel is increasingly common, there is a growing need for vaccines to protect travellers from developed countries who may be exposed to exotic forms of disease in less-developed ones. Swiss Serum is a leading developer of these products.

Q:  WHAT ABOUT ONE OF THE PORTFOLIO'S U.S. HOLDINGS?

A: Genzyme is a large, U.S.-based biotech company that we added during the period. The company is in the process of introducing a product based on a body chemical -- hyaluronic acid -- that can be used to treat complications that often accompany abdominal surgery. Marketed under the name Seprafilm, the product will reduce post-surgery adhesions, or scarring, of abdominal tissues. Left untreated, adhesions can produce a range of serious ailments, including chronic pain, bowel obstruction, and female infertility. The market for the product is important, because adhesions occur in more than 90% of patients following abdominal surgery.

    The stock was also attractive on a price-to-cash flow basis, a rarity among biotech companies. Coupled with the company's strong product introductions and impressive sales growth, its attractive valuation made the stock very compelling.

Q: GENETIC RESEARCH HAS BEEN MUCH IN THE NEWS IN RECENT MONTHS. ARE YOU DRAWN TO ANY COMPANIES BECAUSE OF THE NATURE OF THEIR RESEARCH?

A: Absolutely. The fascinating aspect about biotech research is that it's so difficult to predict the outcome. I tend to view research in terms of "targets" and "arrows." One form of research may shed light on the nature of disease or genetics, thereby enhancing the "target." On the other hand, other disciplines may provide a widening array of treatments, or "arrows." While those two approaches may appear greatly divergent, they work hand-in-glove in terms of developing strong drug candidates.


--------------------------------------------------------
WORLDWIDE HEALTH SCIENCES PORTFOLIO: ASSET ALLOCATION*

North America Specialty       34.3%
Far East Majors               16.5%
Europe Majors                 16.1%
North America Majors          12.1%
Europe Specialty              11.9%
Far East Specialty             9.1%

*Based on total market value as of February 28, 1997
 Because the Portfolio is actively managed, geographical
 and sector allocations are subject to change.
--------------------------------------------------------


Q:  COULD YOU GIVE SOME EXAMPLES?

A: Certainly. Two of the Portfolio's core holdings are Millennium Pharmaceuticals and Pharmacopeia, Inc. In my view, their respective approaches to research are central to the discovery of new drugs and applications, and are good examples of our target-and-arrow concept.

    Millennium focuses on genomics. That involves the study of the genetic structure of humans and other animal species. By researching genetic make-up and the nature of disease, the company seeks to identify areas where disease can be targeted most effectively.


----------------------------------------------
          TEN LARGEST HOLDINGS*
----------------------------------------------
Novartis                                6.40%
Swiss Serum Institute                   5.82
Ares-Serono                             4.63
Altana                                  4.46
Centocor, Inc.                          3.83
Verex Pharmaceuticals, Inc.             3.63
SangStat Medical Corp.                  3.59
Eisai Co. Ltd.                          3.29
Banju Pharmaceutical Co.                3.28
Fujisawa Pharmaceutical                 3.28

*By total net assets, as of February 28, 1997.
----------------------------------------------


    Pharmacopeia, on the other hand, is a leader in combinatorial chemistry. This approach involves combining chemicals found to be effective in a relatively wide range of applications. The research can potentially identify a large field of drug candidates for an application, thereby improving the odds of hitting the target.

Q: IN THE RECENT MARKET CORRECTION, PHARMACEUTICAL AND BIOTECH STOCKS DECLINED WITH THE REST OF THE MARKET. LOOKING AHEAD, WHAT IS YOUR OUTLOOK FOR THE DRUG GROUP?

A: Given their strong performance of the past year, it's not surprising that drug stocks have participated in the market correction. However, from a longer-term view, the health and biotech sector has broadly outperformed the world stock markets in the past decade, according to Datastream's World Pharmaceuticals Index. In my view, the reasons for that outperformance are fairly clear.


    First, the companies are in an extended growth phase and have benefited from consolidation within the industry. Second, the industry is a major beneficiary of changing demographics, both in the U.S. and abroad, that will see increased demand for pharmaceuticals from aging populations. Finally, the pace of research breakthroughs is gaining momentum among biotech companies at the same time that regulators are being encouraged to expedite the approval process. Therefore, it's very likely we will see the number of profitable biotech companies jump dramatically in coming years.

    Naturally, from a performance standpoint, past trends don't guarantee future results. And frankly, the drug sector, like the rest of the market, may very well remain volatile in the near-term. But given the favorable industry fundamentals, I'm confident that the industry has an exciting future. In my view, an investment in this industry should reward patient, long-term shareholders.

                       -----------------------------------
                   EV MARATHON WORLDWIDE HEALTH SCIENCES FUND

                              FINANCIAL STATEMENTS

                       STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                          February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:

  Investment in Worldwide Health Sciences Portfolio, at
    value (Note 1A) (identified cost, $20,990,051)              $21,954,529
  Receivable for Fund shares sold                                   316,555
  Deferred organization expenses (Note 1E)                           38,115
                                                                -----------
      Total assets                                              $22,309,199
                                                                -----------
LIABILITIES:
  Payable for Fund shares redeemed                              $       325
  Accrued expenses                                                   22,908
                                                                -----------
      Total liabilities                                         $    23,233
                                                                -----------
NET ASSETS for 1,999,939 shares of beneficial interest
  outstanding                                                   $22,285,966
                                                                ===========
SOURCES OF NET ASSETS:
  Paid-in capital                                               $21,204,747
  Accumulated net realized gain on investments and foreign
    currency transactions (computed on basis of identified
    cost)                                                           218,389
  Accumulated net investment loss                                  (101,648)
  Net unrealized appreciation of investments and foreign
    currency transactions (computed on basis of identified
    cost)                                                           964,478
                                                                -----------
      Total                                                     $22,285,966
                                                                ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (NOTE 6)
  ($22,285,966 / 1,999,939 shares of beneficial interest
  outstanding)                                                    $11.14
                                                                  ======



                        See notes to financial statements

                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                   For the Period from the Start of Business,
              September 23, 1996, to February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend income allocated from Portfolio (net of foreign
    taxes, $26)                                                $      3,283
  Expenses allocated from Portfolio                                 (41,941)
                                                               ------------
      Total loss                                               $    (38,658)
                                                               ------------
  Expenses --
    Management fee (Note 3)                                    $      9,253
    Distribution fees (Note 5)                                       27,758
    Transfer and dividend disbursing agent fees                      13,939
    Registration costs                                                7,467
    Amortization of organization expenses (Note 1E)                   1,885
    Printing and postage                                                688
    Legal and accounting services                                       500
    Custodian fee                                                       224
    Miscellaneous                                                     1,276
                                                               ------------
      Total expenses                                           $     62,990
                                                               ------------
        Net investment loss                                    $   (101,648)
                                                               ------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO:
  Net realized gain (loss) --
    Investment transactions (identified cost basis)            $    216,445
    Foreign currency transactions                                     1,944
                                                               ------------
      Net realized gain                                        $    218,389
                                                               ------------
  Change in unrealized appreciation (depreciation) --
    Investment transactions                                    $    963,465
    Foreign currency transactions                                     1,013
                                                               ------------
      Net change in unrealized appreciation                    $    964,478
                                                               ------------
        Net realized and unrealized gain on investments        $  1,182,867
                                                               ------------
          Net increase in net assets from operations           $  1,081,219
                                                               ============



                        See notes to financial statements

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                   For the Period from the Start of Business,
              September 23, 1996, to February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
    Net investment income (loss)                                  $  (101,648)
    Net realized gain on investments                                  218,389
    Change in unrealized appreciation (depreciation)                  964,478
                                                                  -----------
      Net increase in net assets resulting from operations        $ 1,081,219
                                                                  -----------
  Transactions in shares of beneficial interest --
    Proceeds from sale of shares                                  $21,913,181
    Cost of shares redeemed                                          (708,434)
                                                                  -----------
      Net increase in net assets from Fund share transactions     $21,204,747
                                                                  -----------
        Net increase in net assets                                $22,285,966
NET ASSETS:
  At beginning of period                                              --
                                                                  -----------
  At end of period (including accumulated net investment loss
    of $101,648)                                                  $22,285,966
                                                                  ===========



                        See notes to financial statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                   For the Period from the Start of Business,
              September 23, 1996, to February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------
NET ASSET VALUE, beginning of period                                 $10.000
                                                                     -------
INCOME (LOSS) FROM OPERATIONS:
    Net investment loss                                              $(0.051)
    Net realized and unrealized gain on investments                    1.191
                                                                     -------
      Total income from operations                                   $ 1.140
                                                                     -------
NET ASSET VALUE, end of period                                       $11.140
                                                                     =======
TOTAL RETURN(2)                                                        11.4%
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000 omitted)                          $22,286
  Ratio of net expenses to average net assets(1)                       2.90%+
  Ratio of net expenses to average net assets after custodian fee
    reduction(1)                                                       2.84%+
  Ratio of net investment (loss) to average net assets               (2.75)%+

 +Annualized.
(1) Includes the Fund's share of Worldwide Health Sciences Portfolio's allocated expenses.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the record date. Total return is not computed on an annualized basis.



                        See notes to financial statements

                       -----------------------------------
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

--------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
EV Marathon Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in interests in the Worldwide Health Sciences Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (24.6% at February 28, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. INCOME -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

C. EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund or the Portfolio maintain with IBT. Any significant credit balance used to reduce the Fund's custodian fee is reported as a reduction of expenses on the Statement of Operations.

D. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, if any, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

E. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

F. USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. OTHER -- Investment transactions are accounted for on a trade date basis.

H. INTERIM FINANCIAL INFORMATION -- The interim financial statements relating to February 28, 1997 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting of normal recurring adjustments, necessary for the fair presentation of the financial statements.

--------------------------------------------------------------------------------
(2) DISTRIBUTIONS TO SHAREHOLDERS
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any.

  Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the record date.

  The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

--------------------------------------------------------------------------------
(3) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the period from the start of business, September 23, 1996, to February 28,1997, the fee was equivalent to 0.25% of the Fund's average daily net assets for such period and amounted to $9,253. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. Certain officers and Trustees of the Fund and the Portfolio are officers and directors/trustees of the above organization. In addition, administrative fees are paid by the Portfolio to EVM. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

--------------------------------------------------------------------------------
(4) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares for the period from the start of business, September 23, 1996, to February 28, 1997 were as follows:

                    Shares sold                 2,065,899
                    Shares redeemed               (65,960)
                                                ---------
                      Net Increase              1,999,939
                                                =========

--------------------------------------------------------------------------------
(5) DISTRIBUTION PLAN
The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of the Fund's daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for the shares sold plus, (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note
6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. The Fund paid or accrued $27,758 to or payable to EVD for the period from the start of business September 23, 1996, to February 28, 1997, representing 0.75% (annualized) of average daily net assets. At February 28, 1997, the amount of Uncovered Distributions Charges of EVD calculated under the Plan was approximately $924,000.

  In addition, the Plan authorizes the Fund to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for each fiscal year. The Trustees have implemented the Plan by authorizing the Fund to make quarterly payments of service fees to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.25% per annum of the Fund's average daily net assets based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such, are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. The Fund expects to begin accruing for its service fee payments during the quarter ended September 30, 1997.

  Certain of the officers and Trustees of the Fund are officers or directors of EVD.

--------------------------------------------------------------------------------
(6) CONTINGENT DEFERRED SALES CHARGE
A contingent deferred sales charge (CDSC) is imposed on any redemption of Fund shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point each year thereafter. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. EVD received approximately $4,500 of CDSC paid by shareholders for the period from the start of business, September 23, 1996, to February 28, 1997.

--------------------------------------------------------------------------------
(7) INVESTMENT TRANSACTIONS
Increases and decreases in the Fund's investment in the Portfolio aggregated $21,604,471 and $794,152, respectively.

                                    -------------------------------
                                  WORLDWIDE HEALTH SCIENCES PORTFOLIO
                                       PORTFOLIO OF INVESTMENTS
                                           FEBRUARY 28, 1997
                                              (UNAUDITED)
------------------------------------------------------------------------------------------------------
                                  COMMON STOCKS AND WARRANTS - 95.26%
------------------------------------------------------------------------------------------------------
                                                                      MARKET
                                                                       VALUE         PERCENTAGE OF
SECURITY                                               SHARES       (NOTE 1-A)        NET ASSETS
------------------------------------------------------------------------------------------------------
MAJOR CAPITALIZATION - NORTH AMERICA - 11.52%
Centocor, Inc. (a)                                        90,000      $ 3,408,750              3.83%
Genzyme (a)                                               90,000        2,317,500              2.60
Pharmacia & Upjohn (a)                                    50,000        1,843,750              2.07
Warner-Lambert Co.                                        32,000        2,688,000              3.02
                                                                      -----------            ------
                                                                       10,258,000             11.52
                                                                      -----------            ------
SPECIALTY CAPITALIZATION - NORTH AMERICA - 32.63%
Agouron Pharmaceuticals, Inc. (a)                         30,000        2,640,000              2.96
Alexion Pharmaceuticals, Inc. (a)                        150,000        1,706,250              1.92
Arris Pharmaceutical Corp. (a)                           130,000        1,706,250              1.92
Aviron (a)                                               125,000        1,281,250              1.44
Cambridge Neuroscience, Inc. (a)                         110,000        1,375,000              1.54
CytoTherapeutics, Inc. (a)                               120,000        1,020,000              1.15
Immnunex Corp. (a)                                        25,000          706,250              0.79
Incyte Pharmaceuticals, Inc. (a)                          30,000        1,590,000              1.78
Isis Pharmaceuticals, Inc. (a)                           150,000        2,906,250              3.26
Millennium Pharmaceuticals (a)                            92,500        1,549,375              1.74
Neurocrine BioScience (a)                                100,000        1,150,000              1.29
Pharmacopeia, Inc. (a)                                   100,000        1,737,500              1.95
Premier Research Worldwide (a)                            70,000        1,548,750              1.74
SangStat Medical Corp. (a)                               100,000        3,200,000              3.59
Sequana Therapeutics, Inc. (a)                            60,000          915,000              1.03
Tularik, Inc. (a)                                         80,000          800,000              0.90
Vertex Pharmaceuticals, Inc. (a)                          70,000        3,237,500              3.63
                                                                      -----------            ------
                                                                       29,069,375             32.63
                                                                      -----------            ------
MAJOR CAPITALIZATION - EUROPE - 15.32%
Altana                                                     4,500        3,817,858              4.29
Ares-Serono                                                4,000        4,126,650              4.63
Novartis                                                   5,000        5,701,003              6.40
                                                                      -----------            ------
                                                                       13,645,511             15.32
                                                                      -----------            ------
SPECIALTY CAPITALIZATION - EUROPE - 11.31%
Cambridge Antibody Technology, Ltd. (a) (Note 5)          61,408        1,412,384              1.59
Cambridge Antibody Technology, Ltd. - Warrants (a)         3,100           31,000              0.03
Ciba Spec. Chemical - Rights (a)                           5,000          316,806              0.35
Celltech (a)                                             225,000        2,382,851              2.68
Ethical Holdings ADR (a)                                 150,000          750,000              0.84
Swiss Serum Institute (a)                                    700        5,190,552              5.82
                                                                      -----------            ------
                                                                       10,083,593             11.31
                                                                      -----------            ------
MAJOR CAPITALIZATION - FAR EAST - 15.70%
Banyu Pharmaceutical Co.                                 200,000        2,925,410              3.28
Eisai Co. Ltd.                                           156,000        2,930,064              3.29
Fujisawa Pharmaceutical                                  335,000        2,923,333              3.28
Sankyo Co. Ltd.                                          100,000        2,792,437              3.13
Takeda Chemical Industries                               120,000        2,413,464              2.72
                                                                      -----------            ------
                                                                       13,984,708             15.70
                                                                      -----------            ------
SPECIALTY CAPITALIZATION - FAR EAST - 8.78%
Amrad (a)                                              1,000,000        1,444,941              1.62
Biota Holdings Limited (a)                               644,640        2,298,620              2.58
Biota Holdings Limited - Warrants (a)                     78,738          190,231              0.21
Rohto Pharmaceutical                                     191,000        1,793,725              2.01
Teikoku Hormone Manufacturing                            160,000        2,087,679              2.36
                                                                      -----------            ------
                                                                        7,815,196              8.78
                                                                      -----------            ------
TOTAL INVESTMENTS (identified cost, $69,134,232)                       84,856,383             95.26
OTHER ASSETS, LESS LIABILITIES                                          4,221,797              4.74
                                                                      -----------            ------
NET ASSETS                                                            $89,078,180            100.00%
                                                                      ===========            ======

(a) Non-income producing security.


                      See notes to financial statements

                                 -------------------------------
                                      FINANCIAL STATEMENTS
                               STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------
                                  February 28, 1997 (Unaudited)
------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Note 1A) (identified cost basis, $69,134,232)               $84,856,383
  Cash                                                                                 5,936,387
  Foreign currency, at value (identified cost, $654,434)                                 650,638
  Dividends receivable                                                                    12,160
  Deferred organization expenses                                                          11,973
                                                                                     -----------
      Total assets                                                                   $91,467,541
LIABILITIES:
  Payable for investments purchased                                  $2,377,080
  Payable for open forward foreign currency contracts (Note 1H)          10,422
  Payable to affiliate for Trustees' fees                                 1,190
  Accrued expenses                                                          669
                                                                     ----------
      Total liabilities                                                                2,389,361
                                                                                     -----------
NET ASSETS applicable to investors' interest in Portfolio                            $89,078,180
                                                                                     ===========
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and withdrawals                            $73,350,237
  Net unrealized appreciation of investments and foreign
    currency (computed on the basis of identified cost)                               15,727,943
                                                                                     -----------
      Total                                                                          $89,078,180
                                                                                     ===========


                      See notes to financial statements

                                     STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------------
                     For the six months ended February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign taxes, $5,157)                                           $   52,422
  Expenses --
    Investment adviser fee (Note 2)                                 $  294,731
    Administration fee (Note 2)                                         80,887
    Compensation of Trustees not members of the
      Administrator's organization                                       2,971
    Custodian fee (Note 1D)                                             21,013
    Legal and accounting services                                        3,602
    Amortization of organization expenses (Note 1E)                      1,250
    Miscellaneous                                                       11,194
                                                                    ----------
        Total expenses                                              $  415,648
  Less reduction of custodian fee (Note 1D)                             20,562
                                                                    ----------
        Net expenses                                                                    395,086
                                                                                     ----------
          Net investment loss                                                        $ (342,664)
                                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) --
    Investment transactions (identified cost basis)                 $1,655,953
    Foreign currency transactions                                       23,867
                                                                    ----------
        Net realized gain on investment transactions                                 $1,679,820
  Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                             $6,668,950
    Foreign currency transactions                                        5,792
                                                                    ----------
        Net change in unrealized appreciation of investments                          6,674,742
                                                                                     ----------
          Net realized and unrealized gain on investments                            $8,354,562
                                                                                     ----------
            Net increase in net assets from operations                               $8,011,898
                                                                                     ==========


                      See notes to financial statements

                                STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------
                                                                          SIX MONTHS ENDED
                                                                          FEBRUARY 28, 1997
                                                                             (UNAUDITED)
                                                                          -----------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
    Net investment loss                                                       $   (342,664)
    Net realized gain on investments and foreign currency transactions           1,679,820
    Change in unrealized appreciation (depreciation)                             6,674,742
                                                                              ------------
      Net increase in net assets resulting from operations                    $  8,011,898
                                                                              ------------
  Capital transactions --
    Contributions                                                             $ 98,319,216
    Withdrawals                                                                (17,352,934)
                                                                              ------------
      Net increase in net assets resulting from capital transactions          $ 80,966,282
                                                                              ------------
        Net increase in net assets                                            $ 88,978,180
NET ASSETS:
  At beginning of period                                                           100,000
                                                                              ------------
  At end of period                                                            $ 89,078,180
                                                                              ============

-------------------------------------------------------------------------------------------
                                        SUPPLEMENTARY DATA
-------------------------------------------------------------------------------------------
                                                                          SIX MONTHS ENDED
                                                                          FEBRUARY 28, 1997
                                                                             (UNAUDITED)
                                                                          -----------------
RATIOS (to average daily net assets):
  Expenses                                                                         1.28%+
  Net expenses, after custodian fee reduction                                      1.22%+
  Net investment loss                                                            (1.06)%+
PORTFOLIO TURNOVER                                                                   15%

NET ASSETS, end of period (000s omitted)                                         $89,078
AVERAGE COMMISSION RATE (PER SHARE)(1)                                           $0.0400

  +  Annualized.
 (1) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.


                      See notes to financial statements

                         -------------------------------
                          NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
Worldwide Health Sciences Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on March 26, 1996, seeks to provide long-term growth of capital by investing primarily in common stocks, and securities convertible into common stock, of domestic and foreign companies engaged in medical research and the health care industry. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. Investment operations began on September 1, 1996, with the acquisition of securities with a value of $51,528,696, including unrealized appreciation of $9,053,201, in exchange for interest in the Portfolio by one of the Portfolio's investors.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS -- Securities listed on a recognized stock exchange, whether U.S. or foreign, are valued at the last reported sale price on that exchange prior to the time when assets are valued or prior to the close of trading on the New York Stock Exchange. In the event there are no sales, the last available sale price will be used. If a security is traded on more than one exchange, the security is valued at the last sale price on the exchange where the stock is primarily traded. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Portfolio's officers in a manner specifically authorized by the Board of Directors.

B. INCOME -- Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded on the ex-dividend date or as soon thereafter as the Portfolio is informed of the dividend.

C. FEDERAL TAXES -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio must satisfy the applicable source of income and diversification requirements (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D. EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by the credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. Any significant credit balance used to reduce the Portfolio's custodian fee is reflected as a reduction of operating expenses on the Statement of Operations.

E. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

F. USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

H. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains and losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

I. OTHER -- Investment transactions are accounted for on a trade date basis.

J. INTERIM FINANCIAL INFORMATION -- The interim financial statements relating to February 28, 1997 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting of normal recurring adjustments, necessary for the fair presentation of the financial statements.

--------------------------------------------------------------------------------
(2) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Pursuant to the Advisory Agreement, Mehta and Isaly Asset Management, Inc. ("M&I"), formerly G/A Capital Management, Inc., serve as the investment adviser of the Portfolio. Under this agreement M&I receive a monthly fee at the annual rate of 1% of the Portfolio's first $30 million in average net assets, 0.90% of the next $20 million in average net assets, and 0.75% of average net assets in excess of $50 million. The fee rate declines for net assets of $500 million and greater. Beginning September 1, 1997, M&I may receive a performance based adjustment of up to 0.25% of the average daily net assets of the Portfolio based upon the investment performance of the Portfolio compared to the Standard & Poor's Index of 500 Common Stocks over specified periods. For the six months ended February 28, 1997, the fee was equivalent to 0.91% (annualized) of the Portfolio's average daily net assets and amounted to $294,731.

  Under an Administration Agreement between the Portfolio and its Administrator, Eaton Vance Management (EVM), EVM manages and administers the affairs of the Portfolio. EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 1997, the administration fee was 0.25% of average net assets.

  Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain of the officers and Trustees of the Portfolio are also officers or directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser or Administrator may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 1997, no significant amounts have been deferred.

--------------------------------------------------------------------------------
(3) INVESTMENTS
Purchases and sales of investments other than U.S. Government securities and short-term obligations aggregated $34,490,900 and $9,523,741, respectively.

--------------------------------------------------------------------------------
(4) FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation/depreciation in value of the investments owned at February 28, 1997, as computed on a federal income tax basis, were as follows:

Aggregate cost                                                    $69,134,232
                                                                  ===========
Gross unrealized appreciation                                     $17,576,664
Gross unrealized depreciation                                      (1,854,513
                                                                  -----------
    Net unrealized appreciation                                   $15,722,151
                                                                  ===========

--------------------------------------------------------------------------------
(5) RESTRICTED SECURITIES
In February 1993, the Portfolio acquired 9,000 shares of common stock of Cambridge Antibody Technology Limited ("CAT") at a cost of $297,000 by entering into a Subscription Agreement between the Portfolio, CAT and Peptide Technology Limited ("Peptech"). The Subscription Agreement granted to the Portfolio an option to require Peptech, the major shareholder of CAT, to purchase up to 85% of the CAT shares owned by the Portfolio on September 1, 1995 (the "Put Option"), subject to certain conditions. The Put Option was exercised by the Portfolio, but was canceled in December 1995 when the Portfolio received an additional 4,734 shares of CAT from Peptech in exchange for the Portfolio's withdrawal of the Put Options. In separate transactions that occurred in December 1995, August 1996 and October 1996, the Portfolio acquired an additional 47,674 shares of CAT, bringing the total number of shares owned by the Portfolio to 61,408. The value of the CAT shares and warrants at February 28, 1997 is $1,443,384, representing 1.6% of the Portfolio's net assets. Management has valued the common stock at $23 per share and $10 per warrant, which reflects recent market activity. Valuation of the security is continually monitored and is reviewed by the Board of Directors.

--------------------------------------------------------------------------------
(6) RISKS ASSOCIATED WITH FOREIGN INVESTMENTS
Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

--------------------------------------------------------------------------------
(7) FINANCIAL INSTRUMENTS
The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  A summary of obligations under these financial instruments at February 28, 1997 is as follows:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT

PURCHASES
--------
                                                                    DELIVER
SETTLEMENT                                                (IN UNITED STATES               NET UNREALIZED
DATE                  IN EXCHANGE FOR                               DOLLARS)                DEPRECIATION
------                ---------------                     -----------------               --------------
3/3/97                Swiss Franc  1,766,463                     $1,209,740                      $10,422
                                                                 ==========                      =======

--------------------------------------------------------------------------------
(8) LINE OF CREDIT
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $120 million unsecured line of credit with a bank. Borrowings will be made by the Portfolio or Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at the bank's base rate or at an amount above either the banks' adjusted certificate of deposit rate, Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 1997.

                       ---------------------------------
                              INVESTMENT MANAGEMENT
EV MARATHON             OFFICERS                   DIRECTORS
WORLDWIDE HEALTH        JAMES B. HAWKES            DONALD R. DWIGHT
SCIENCES FUND, INC.     President, Director        President, Dwight Partners, Inc.
24 Federal Street                                  Chairman, Newspapers of
Boston, MA 02110        M. DOZIER GARDNER          New England, Inc.
                        Vice President
                                                   SAMUEL L. HAYES, III
                        JAMES L. O'CONNOR          Jacob H. Schiff Professor of
                        Treasurer                  Investment Banking, Harvard
                                                   University Graduate School of
                        THOMAS OTIS                Business Administration
                        Secretary
                                                   NORTON H. REAMER
                                                   President and Director, United Asset
                                                   Management Corporation

                                                   JOHN L. THORNDIKE
                                                   Formerly Director, Fiduciary Company
                                                   Incorporated

                                                   JACK L. TREYNOR
                                                   Investment Adviser and
                                                   Consultant
                        ---------------------------------------------------------------
WORLDWIDE HEALTH        OFFICERS                   INDEPENDENT TRUSTEES
SCIENCES PORTFOLIO      JAMES B. HAWKES            DONALD R. DWIGHT
24 Federal Street       President, Trustee         President, Dwight Partners, Inc.
Boston, MA 02110                                   Chairman, Newspapers of
                        SAMUEL D. ISALY            New England, Inc.
                        Vice President and
                        Portfolio Manager          SAMUEL L. HAYES, III
                                                   Jacob H. Schiff Professor of
                        VIREN MEHTA                Investment Banking, Harvard
                        Vice President             University Graduate School of
                                                   Business Administration
                        WILLIAM CHISHOLM
                        Vice President             NORTON H. REAMER
                                                   President and Director, United Asset
                        RAYMOND O'NEILL            Management Corporation
                        Vice President
                                                   JOHN L. THORNDIKE
                        MICHEL NORMANDEAU          Formerly Director, Fiduciary Company
                        Vice President             Incorporated

                        JAMES L. O'CONNOR          JACK L. TREYNOR
                        Treasurer                  Investment Adviser and
                                                   Consultant
                        THOMAS OTIS
                        Secretary